Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Operating loss	$ (847,160)	$ (476,236)	$ (619,815)
Adjustments to reconcile operating loss to net cash inflow/(outflow) from operating activities:
Depreciation	54,689	49,564	39,366
Amortization	278,086	201,634	177,857
Non-cash employee benefits expense	290,331	219,932	168,347
Impairment losses on tangible assets	19,945	0	2,991
Impairment losses on intangible assets	116,787	11,779	36,269
Impairment of investments	99	134	235
Changes in working capital
Increase in receivables	(105,977)	(164,656)	(15,833)
Increase in inventories	(85,610)	(104,838)	(16,471)
Increase/(decrease) in payables	(73,582)	115,025	280,454
Changes in other assets and liabilities
(Increase)/decrease in non-current receivables	10,500	13,551	(1,453)
Increase/(decrease) in other liabilities	(52,890)	(44,227)	59,640
Increase/(decrease) in provisions	(50,707)	(68,128)	85,001
(Decrease)/increase in derivative financial instruments	(53,741)	5,663	(15,052)
Income taxes paid	(37,368)	(41,351)	(65,221)
Net cash inflow/(outflow) from operating activities	(536,598)	(282,154)	116,315
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(73,860)	(27,295)	(12,016)
Payments for property, plant and equipment	(22,191)	(28,854)	(26,839)
Payments for intangible assets	(148,679)	(167,707)	(94,105)
Interest received	8,917	2,994	3,131
Increase in short-term investments	0	(100,000)	0
Decrease in short-term investments	100,019	0	0
Dividends received from associate	0	0	60
Payments for investments	(210,003)	(9,794)	(2,872)
Proceeds on disposal of investment	1,461	0	0
Net cash outflow from investing activities	(344,336)	(330,656)	(132,641)
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs	0	0	50,000
Proceeds from exercise of employee share-based awards	2,546	36,833	62,899
Transaction costs paid relating to capital contribution from non-controlling interest	0	(25,000)	0
Repayment of the principal elements of lease payments	(33,938)	(26,251)	(19,051)
Proceeds from borrowings, net of issue costs	369,113	0	1,241,861
Payment for the repurchase of convertible loan notes	(32,500)	0	0
Dividends paid to holders of non-controlling interests	(17,129)	(23,016)	(20,515)
Interest and fees paid on loans	(26,699)	(32,791)	(54,154)
Acquisition of non-controlling interests	0	(18,514)	0
Settlement of equity-based awards	(4,409)	(6,119)	0
Capital contribution from non-controlling interest	0	500,000	0
Net cash inflow from financing activities	256,984	405,142	1,261,040
Net increase/(decrease) in cash and cash equivalents	(623,950)	(207,668)	1,244,714
Cash and cash equivalents at the beginning of the year	1,363,128	1,573,421	322,429
Effects of exchange rate changes on cash and cash equivalents	(4,957)	(2,625)	6,278
Cash and cash equivalents at end of year	$ 734,221	$ 1,363,128	$ 1,573,421